Capitalized Software and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized Software and Intangible Assets

Note 5. Capitalized Software and Intangible Assets

Non-current assets consist of the following at June 30, 2022 and December 31, 2021:

	Estimated Useful Life (in years)	June 30, 2022	December 31, 2021
Capitalized Software	3.0	$223,390	$186,271
Accumulated amortization		(18,615)	-
Capitalized Software, net		$204,775	$186,271
Intangible Assets:
U.S. Method Patent	13.4	$967,500	$967,500
Web Domain	N/A	161,250	161,250
Trademark	N/A	483,750	483,750
Total Intangible Assets		$1,612,500	$1,612,500
Accumulated amortization		(72,112)	(36,056)
Intangible assets, net		$1,540,388	$1,576,444

Capitalized software represents the development costs for the Company’s internal-use QHSLab platform software. The Company completed testing of its QHSLab platform software application at the end of the first quarter of 2022 and began to amortize the capitalized expenses on a straight-line basis over the useful life of the software. During the periods ended June 30, 2022 and December 31, 2021 there was $18,615 and $0 of amortization recognized, respectively. Amortization related to the QHSLab platform is recorded within Cost of revenue on the Company’s condensed consolidated statements of operations. There were no impairments recognized during the periods ended June 30, 2022 and December 31, 2021.

The intangible assets represent the value the Company paid to acquire the trademark “AllergiEnd”, the web domain “AllergiEnd.com” along with the U.S. Method Patent registration relating to the allergy testing kit and related materials the Company distributes to physician clients. The Company acquired the intangible assets from MedScience Research Group as of June 23, 2021 for total consideration of $1,612,500 which was financed through a combination of restricted stock and a promissory note. The allocation of the purchase price to each of these assets was determined based on ASC 805-50-30, Business Combination, Related Issues, Initial Measurement. The assets are being amortized over their useful lives beginning July 1, 2021. The Trademark and Web Domain are determined to have an indefinite life and will be tested annually for impairment in accordance with ASC 350-30-35, Intangibles, General Intangibles Other Than Goodwill. There was $36,056 of amortization expense during the six months quarter ended June 30, 2022 and no amortization expense during the six months ended June 30, 2021.

Note 4. Capitalized Software and Intangible Assets

Non-current assets consist of the following at December 31, 2021 and December 31, 2020:

	Estimated Useful Life (in years)	December 31, 2021	December 31, 2020
Capitalized Software	TBD	$186,271	$31,700
Intangible Assets:
U.S. Method Patent	13.4	$967,500	$-
Web Domain	N/A	161,250	-
Trademark	N/A	483,750	-
Total Intangible Assets		$1,612,500	$-
Accumulated amortization		(36,056)	-
Intangible assets, net		$1,576,444	$-

Capitalized software represents the development costs for internal-use software. The software application is still in development with costs continuing to be capitalized and no amortization expense being recognized yet. Capitalization will cease and amortization will begin once development is substantially complete. The Capitalized software costs will be amortized over the estimated life of the software. There were no impairments recognized during the years ended December 31, 2021 and December 31, 2020.

The intangible assets represent the value the Company paid to acquire the trademark “AllergiEnd”, the web domain “AllergiEnd.com” along with the U.S. Method Patent registration relating to the allergy testing kit and related materials the Company distributes to physician clients. The Company acquired the intangible assets from MedScience Research Group as of June 23, 2021 for total consideration of $1,612,500 which was financed through a combination of restricted stock and a promissory note. The provisional allocation of the purchase price to each of these assets was determined based on ASC 805-50-30, Business Combination, Related Issues, Initial Measurement. The assets are being amortized over their useful lives beginning July 1, 2021. The Trademark and Web Domain are determined to have an indefinite life and will be tested annually for impairment in accordance with ASC 350-30-35, Intangibles, General Intangibles Other Than Goodwill. There was $36,056 of amortization expense during the year ended December 31, 2021 and no amortization expense during the year ended December 31, 2020.